DoubleLine Shiller Enhanced CAPE ®

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.2%
2,899,774	AASET Ltd., Series 2018-1A-A	3.84	% (a)	01/16/2038	2,855,703
9,490,678	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	9,319,855
19,650,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	19,832,507
16,074,626	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	16,203,948
1,000,000	Affirm Asset Securitization Trust, Series 2021-A-B	1.06	% (a)	08/15/2025	1,002,296
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (a)	11/22/2027	4,003,600
6,984,656	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	7,000,817
5,495,005	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	5,616,488
11,352,031	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	11,483,136
3,875,302	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	3,876,500
2,190,907	College Ave Student Loans LLC, Series 2017-A-B	4.50	% (a)	11/26/2046	2,301,197
7,295,759	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	7,461,927
5,370,514	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (a)	11/21/2033	5,445,362
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (a)(b)	05/27/2042	1,524,312
1,156,850	Earnest Student Loan Program, Series 2017-A-A2	2.65	% (a)	01/25/2041	1,161,999
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,976,875
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	9,847,962
2,490,000	ExteNet Issuer LLC, Series 2019-1A-A2	3.20	% (a)	07/26/2049	2,571,673
4,178,180	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	4,316,698
6,836,721	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(c)	12/15/2044	6,806,523
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (a)	12/21/2026	9,994,921
4,606,468	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	4,669,341
53,864	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06	% (a)	04/17/2023	53,926
4,523,679	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (a)	08/15/2024	4,558,909
1,500,686	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	1,584,145
4,307,660	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (a)	12/15/2038	4,318,459
19,596,754	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	19,647,784
18,383,250	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	19,710,407
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (a)	08/25/2042	525,033
7,079,101	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	7,170,889
6,091,945	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	6,135,773
9,117,128	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	9,324,834
5,951,363	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (a)	01/20/2048	6,055,087
4,870,721	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	4,816,451
607,819	Marlette Funding Trust, Series 2019-3A-A	2.69	% (a)	09/17/2029	610,496
1,154,656	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	1,261,143
8,521,667	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	8,519,430
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	4,605,346
16,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	16,484,986
3,071,244	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93	% (a)	09/15/2026	3,085,451
5,122,936	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (a)	11/16/2026	5,187,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,974,480	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (a)	05/17/2027	10,049,026
6,148,062	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	6,163,296
17,825,000	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	17,973,268
7,350,000	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (a)	09/15/2025	7,478,557
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	7,093,879
19,488,506	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	19,038,478
1,134,778	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43	% (a)	10/20/2033	1,140,618
45,000,000	Sofi Alternative Trust, Series 2021-1-PT1	4.61	% (a)(b)	05/25/2030	47,293,425
25,033,495	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	24,928,254
15,327,473	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	15,432,758
119,354	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26	% (a)	08/25/2025	119,595
20,240	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78	% (a)	09/25/2026	20,278
5,726,408	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93	% (a)(b)	02/15/2045	5,867,637
1,370,230	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (a)	03/26/2040	1,389,465
5,609,926	Springleaf Funding Trust, Series 2017-AA-A	2.68	% (a)	07/15/2030	5,622,901
1,662,678	START Ireland, Series 2019-1-A	4.09	% (a)	03/15/2044	1,658,433
3,412,438	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	3,430,425
7,800,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32	% (a)	11/25/2048	7,849,093
5,942,063	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	6,001,422
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37	% (a)	01/20/2023	3,307,556
12,622,649	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(c)	09/15/2038	12,611,415
1,339,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (a)(c)	09/15/2038	1,238,432
7,257,812	TIF Funding LLC, Series 2021-1A-A	1.65	% (a)	02/20/2046	7,165,288
18,221,000	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	18,268,867
12,363,770	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	14.18	% (a)	07/15/2027	12,440,104
641,869	Upgrade Receivables Trust, Series 2019-1A-C	5.15	% (a)	03/15/2025	642,771
8,496,582	Upstart Pass-Through Trust Series, Series 2020-ST2-A	3.50	% (a)	03/20/2028	8,684,759
4,761,868	Upstart Pass-Through Trust Series, Series 2021-ST3-A	2.00	% (a)	05/20/2027	4,769,333
6,633,251	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	6,750,340
11,723,831	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (a)	01/20/2027	11,885,728
5,250,000	Upstart Securitization Trust, Series 2020-1-B	3.09	% (a)	04/22/2030	5,360,836
2,750,000	Upstart Securitization Trust, Series 2020-3-B	3.01	% (a)	11/20/2030	2,818,986
3,299,093	Upstart Securitization Trust, Series 2021-1-A	0.87	% (a)	03/20/2031	3,306,600
1,900,000	Upstart Securitization Trust, Series 2021-1-B	1.89	% (a)	03/20/2031	1,912,584
7,170,000	Upstart Securitization Trust, Series 2021-2-B	1.75	% (a)	06/20/2031	7,177,263
7,853,333	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19	% (a)	07/15/2044	8,136,019
16,361,496	Wave LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	16,299,535
6,935,574	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	6,977,354

Total Asset Backed Obligations (Cost $589,805,489)					594,234,659

Bank Loans - 5.9%
13,802,777	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/19/2026	13,636,730
1,503,304	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		02/27/2025	1,496,209
986,270	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		01/05/2026	981,955

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,136,266	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	1,122,255
1,824,710	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	1,831,553
370,045	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	370,970
1,789,578	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.34%		05/09/2025	1,773,025
1,347,938	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/12/2028	1,353,376
921,084	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	908,106
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	319,037
1,681,832	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		07/31/2024	1,665,013
342,413	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/01/2027	342,455
346,500	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/29/2027	332,049
242,397	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		04/28/2023	237,004
320,943	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.07%		12/15/2023	313,845
334,163	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	334,162
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
775,055	(1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	776,798
86,787	(3 Month LIBOR USD + 7.50%, 1.00% Floor) (3 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	86,983
1,465,000	Api Group DE, Inc., Senior Secured First Lien Term Loan	2.60	% (d)	10/01/2026	1,465,000
	Applied Systems, Inc., Senior Secured First Lien Term Loan
3,625	(Prime Rate + 2.25%, 0.50% Floor)	5.50%		09/19/2024	3,622
1,644,222	(3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		09/19/2024	1,642,792
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/11/2025	1,710,441
737,550	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/15/2027	730,097
1,526,175	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		12/06/2027	1,524,374
539,033	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	518,385
1,766,272	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	1,767,191
17,108,269	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		09/07/2027	17,071,401
1,692,857	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	1,686,162
532,066	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		11/03/2023	529,905

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
892,763	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	883,696
794,565	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		02/11/2026	797,795
463,102	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 1.00% Floor)	3.00%		11/21/2024	464,164
4,309,200	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/08/2027	4,315,922
665,690	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.32%		12/15/2027	668,533
12,485,928	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.90%		05/31/2024	12,419,065
785,979	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%		07/24/2026	782,540
310,000	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		10/10/2026	310,499
1,136,250	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		11/27/2025	1,128,881
6,650,301	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.83%		07/01/2026	6,607,340
1,861,438	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/06/2026	1,864,928
2,304,212	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/16/2025	2,281,493
1,066,076	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		10/02/2025	1,061,310
2,038,289	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	2,008,031
1,101,856	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	925,901
1,059,320	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		11/02/2026	1,053,361
798,963	BY Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	799,961
6,670,000	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%		05/03/2028	6,657,494
587,050	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	588,077
686,550	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		07/21/2025	689,554
2,963,721	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		04/06/2026	2,929,357
157,600	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/12/2026	155,714
5,850,338	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		12/16/2027	5,819,155
611,292	Cambium Learning Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		12/18/2025	615,495
1,660,562	Camelot U.S. Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		10/30/2026	1,655,581
164,588	Camelot U.S. Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/30/2026	164,913
436,700	Carnival Corporation, Senior Secured First Lien Term Loan	3.75	% (d)	06/30/2025	422,879

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,848,351	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.90%		01/29/2027	1,829,146
2,586,461	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		02/22/2028	2,595,358
	Cengage Learning, Inc., Senior Secured First Lien Term Loan
32,412	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	32,505
1,121,050	(6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	1,124,256
17,097,980	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%		02/01/2027	16,987,527
927,675	Charter NEX US, Inc., Senior Secured First Lien Term Loan	0.00	% (d)	12/01/2027	918,398
808,607	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	808,776
1,686,160	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		03/31/2025	1,671,406
728,871	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	729,064
1,842,261	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		04/30/2026	1,829,025
662,975	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		09/18/2024	638,452
665,000	CNT Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	666,091
443,888	CommerceHub, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	445,552
1,369,128	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	1,356,580
440,550	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	441,654
686,550	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		05/13/2027	686,694
1,550,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/23/2027	1,548,303
16,982,084	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		07/17/2025	16,788,913
454,538	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		01/15/2026	449,058
1,789,263	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/29/2024	1,770,475
495,748	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		03/17/2025	491,410
1,180,675	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	1,152,121
851,400	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		10/16/2026	853,528
1,538,686	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	1,548,026
5,221,455	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.25% Floor)	2.00%		09/19/2025	5,226,337
830,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	832,942
1,528,987	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.19%		09/06/2024	1,523,085

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
413,668	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%		08/24/2026	252,340
274,014	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	267,335
509,666	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	497,243
1,416,915	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	1,417,213
1,627,550	Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/07/2028	1,631,391
833,711	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		02/06/2025	829,247
10,960,208	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		07/30/2027	10,808,409
2,185,000	Element Solutions, Inc., Senior Secured First Lien Term Loan	2.10	% (d)	01/31/2026	2,185,011
6,688,900	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/22/2027	6,683,883
130,000	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		02/04/2027	130,752
1,266,925	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		01/07/2028	1,267,983
1,628,833	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,631,276
659,810	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		12/15/2027	660,773
1,527,717	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		03/31/2025	1,517,374
944,343	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	941,245
3,710,000	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		04/28/2028	3,709,629
775,811	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.39%		06/30/2025	769,333
1,320,003	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		08/01/2024	1,216,759
2,080,706	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	2,087,770
601,250	Focus Financial Partners LLC, Senior Secured First Lien Term Loan	3.00	% (d)	06/24/2028	600,029
138,750	Focus Financial Partners LLC, Senior Secured First Lien Term Loan	3.00	% (d)	06/24/2028	138,468
491,827	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (e)	06/30/2027	491,827
394,571	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	395,139
1,751,763	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		01/29/2027	1,728,009
584,100	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	578,098
1,080,735	Gemini HDPE LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	1,080,735
563,855	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		12/11/2026	565,265
1,466,031	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		07/02/2025	1,464,660

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,173,041	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,173,774
954,914	GFL Environmental, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		05/30/2025	956,571
1,102,238	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/02/2025	1,108,438
17,168,742	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/15/2024	17,053,968
1,012,350	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/10/2027	1,007,288
2,131,552	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/22/2025	2,131,019
1,772,877	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	1,763,463
950,271	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	950,542
1,116,339	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		09/30/2026	1,121,920
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.59%		01/02/2026	2,369,762
2,081,621	Greeneden U.S. Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,089,062
4,488,636	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.00%)	2.09%		11/15/2027	4,448,530
1,223,850	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		10/19/2027	1,225,618
2,250,000	HCA, Inc., Senior Secured First Lien Term Loan	1.85	% (d)	06/30/2028	2,258,156
1,995,000	Herman Miller, Inc., Senior Secured First Lien Term Loan	2.09	% (d)	06/29/2028	1,997,494
668,100	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/01/2026	668,935
1,420,142	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%		05/23/2025	1,413,375
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		06/22/2026	1,410,989
17,048,000	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		03/15/2028	16,962,760
842,013	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	837,803
1,519,468	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	1,524,056
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	454,623
1,968,631	ICON Luxembourg SARL, Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	1,974,015
7,901,369	ICON US Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	7,922,979
739,076	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/01/2026	733,688
658,350	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/25/2027	655,358
159,468	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	160,864
1,060,545	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	1,079,990

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,773,646	IQVIA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/17/2025	1,765,221
2,032,516	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.90%		06/11/2025	2,022,892
847,875	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/15/2027	848,871
1,051,843	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	1,051,291
1,797,515	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		12/01/2025	1,799,016
12,186,398	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	11,973,136
810,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	812,418
17,057,869	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%		05/01/2026	17,026,739
288,736	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	288,772
7,517,523	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.38%		09/21/2026	7,437,650
894,053	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2027	894,612
1,278,813	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,255,634
4,728,793	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.83%		03/15/2028	4,738,913
1,191,933	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	1,191,933
145,455	LBM Acquisition LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50	% (g)	12/17/2027	144,621
654,545	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/17/2027	650,795
91,342	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	42,132
17,204,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	16,959,601
439,704	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/24/2025	438,147
628,425	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.83%		08/31/2027	628,180
1,400,658	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		05/22/2026	1,393,780
1,456,968	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,446,296
1,690,234	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/15/2027	1,669,740
1,012,463	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2027	1,007,760
269,679	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/19/2027	271,112
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		08/29/2025	2,026,078
1,040,812	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.34%		08/31/2026	1,043,294

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,008,659	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.65%		03/02/2026	1,003,112
1,511,213	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	1,518,769
735,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	785,950
1,748,977	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	1,750,796
213,909	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		03/06/2026	214,410
1,568,430	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/14/2026	1,564,870
360,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	360,900
56,785	Motion Acquisition Ltd., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	55,117
432,059	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	419,367
1,204,367	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,202,386
594,464	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/19/2026	592,457
474,088	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.69%		08/28/2026	469,939
171,381	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		01/17/2024	170,967
14,863,266	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		09/18/2026	14,847,733
1,790,795	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		08/14/2026	1,790,696
57,969	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (g)	11/16/2027	58,283
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
36,300	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	36,497
72,420	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	72,813
1,688,311	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		06/30/2021	1,697,461
461,296	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2025	461,462
347,013	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		10/24/2025	343,369
465,000	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		11/30/2027	466,046
495,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/26/2027	496,780
1,777,865	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		09/27/2024	1,770,229
1,388,273	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		03/31/2027	1,386,823
508,839	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		05/29/2026	507,392
1,025,164	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	1,023,375

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
878,363	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	06/23/2025	868,072
523,257	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	03/03/2025	523,176
	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan
20,293	(3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	12/29/2027	20,306
434,707	(6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	12/29/2027	434,981
913,712	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%	03/06/2025	909,499
880,000	PPD, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	01/13/2028	880,070
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%	03/11/2026	679,652
1,239,313	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	07/31/2026	1,240,552
	Presidio Holdings, Inc., Senior Secured First Lien Term Loan
15,957	(1 Month LIBOR USD + 3.50%)	3.61%	01/22/2027	15,974
276,831	(3 Month LIBOR USD + 3.50%)	3.69%	01/22/2027	277,134
1,651,908	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
460,034	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	460,142
595,937	(6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	596,077
595,937	(12 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	596,077
868,998	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%	03/07/2025	858,045
1,806,092	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%	04/26/2024	1,810,923
991,082	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.59%	02/12/2027	971,265
1,561,088	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	09/25/2026	1,564,475
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
985,076	(1 Month LIBOR USD + 4.25%)	4.32%	07/09/2025	986,037
844,560	(1 Month LIBOR USD + 4.25%)	4.35%	07/09/2025	845,383
1,232,121	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/14/2025	1,230,704
1,681,385	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	05/30/2025	1,666,370
144,797	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%	12/17/2021	20,996
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
854,070	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	854,070
854,070	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	854,070
4,516,860	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	4,516,860
8,676,521	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/04/2027	8,620,687
1,913,686	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/11/2027	1,906,108
625,154	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	02/22/2024	616,427

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
254,363	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/17/2027	256,376
1,418,625	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	1.98%		10/31/2025	1,417,632
1,235,448	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		08/14/2024	1,228,072
1,245,108	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,172,250
1,069,025	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/31/2025	1,058,869
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/06/2025	1,810,363
1,702,286	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		08/01/2025	1,695,290
2,590,550	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		09/30/2026	2,559,386
1,230,875	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		06/13/2025	1,234,106
928,063	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%		04/17/2026	908,810
645,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	682,129
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
410,768	(1 Month LIBOR USD + 2.50%)	2.60%		01/23/2025	398,702
1,006,652	(3 Month LIBOR USD + 2.50%)	2.69%		01/23/2025	977,081
1,537,526	Solenis International, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.14%		06/26/2025	1,539,171
85,000	Solenis International, LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.64%		06/26/2026	85,308
1,795,500	Sophia, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	3.90%		10/07/2027	1,799,244
1,917,057	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%		06/27/2025	1,912,858
138,788	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00	% (d)(g)	10/01/2027	139,612
1,003,697	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	1,009,659
1,593,306	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		04/16/2025	1,577,994
	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan
108,834	(Prime Rate + 1.75%)	5.00%		10/01/2025	108,177
701,548	(1 Month LIBOR USD + 2.75%)	2.84%		10/01/2025	697,310
628,344	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/10/2025	629,642
400,950	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/01/2026	402,929
1,726,953	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		03/05/2027	1,717,783
282,013	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	281,426
965,275	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		08/01/2024	964,671

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
652,118	(1 Month LIBOR USD + 3.00%)	3.10%		05/29/2026	651,714
215,176	(3 Month LIBOR USD + 3.00%)	3.19%		05/29/2026	215,042
832,962	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	811,442
1,228,825	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2025	1,232,333
527,350	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.60%		06/30/2025	530,865
720,064	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.86%		12/07/2026	678,509
562,889	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		12/17/2026	560,700
1,944,407	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/06/2026	1,937,416
1,335,780	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		06/30/2026	1,334,111
165,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	167,862
1,385,810	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	1,364,656
10,695,492	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/13/2026	10,636,078
2,216,995	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		05/30/2025	2,188,296
812,711	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	784,571
594,761	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	625,350
1,563,320	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	1,560,061
1,658,624	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/29/2026	1,658,624
771,066	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/13/2026	771,547
922,421	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	924,150
1,258,683	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		05/04/2026	1,261,773
140,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	142,858
450,074	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		10/22/2025	450,988
2,915,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan	2.10	% (d)	06/03/2028	2,913,178
340,688	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		07/01/2026	340,156
456,739	Univision Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	458,308
658,350	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/20/2026	660,269
2,585,625	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	2,550,797

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
129,675	Utz Quality Foods LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		01/20/2028	129,756
656,775	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	641,932
1,828,994	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	1,836,182
1,756,186	Vertical U.S. Newco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.48%		07/30/2027	1,760,945
2,625,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		12/20/2024	2,606,664
488,266	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	2.44%		07/01/2026	485,368
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.57%		01/31/2028	2,673,153
220,000	Virtusa Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		02/11/2028	221,237
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
3,367,963	(1 Month LIBOR USD + 1.75%)	1.83%		12/31/2025	3,348,379
13,833,076	(1 Month LIBOR USD + 1.75%)	1.85%		12/31/2025	13,752,636
1,769,792	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/26/2027	1,767,032
1,204,702	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/05/2026	1,192,011
1,203,002	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.83%		07/31/2026	1,199,243
14,300,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	2.23%		01/20/2028	14,210,625
1,500,980	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/09/2027	1,487,029
900,732	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	899,327
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.57%		04/28/2028	232,764

Total Bank Loans (Cost $567,278,182)					567,391,004

Collateralized Loan Obligations - 13.3%
6,500,000	522 Funding Ltd., Series 2019-5A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	1.57	% (a)	01/15/2033	6,520,333
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.68	% (a)	07/15/2026	250,424
14,000,000	AGL Ltd., Series 2020-3A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.48	% (a)	01/15/2033	14,051,795
20,000,000	AIG Ltd., Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.26	% (a)	04/20/2032	20,006,468
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.28	% (a)	06/13/2031	12,258,554
12,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	07/20/2032	12,018,111
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	1.23	% (a)	01/28/2031	2,250,699
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	1.55	% (a)	07/15/2032	25,012,499

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,500,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.18	% (a)	04/13/2031	7,500,375
8,800,000	Anchorage Capital Ltd., Series 2020-16A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.39	% (a)	10/20/2031	8,818,876
5,000,000	Apidos Ltd., Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.25	% (a)	04/20/2034	5,002,995
9,950,544	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	0.99	% (a)	11/17/2027	9,953,132
2,799,276	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	1.27	% (a)	01/15/2031	2,800,392
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	1.83	% (a)	07/26/2031	2,005,826
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/20/2030	2,498,792
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.32	% (a)	04/19/2034	20,024,966
32,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/24/2034	32,096,392
5,000,000	Battalion Ltd., Series 2019-16A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.19	% (a)	12/19/2032	5,013,065
18,000,000	Battalion Ltd., Series 2020-15A-A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.54	% (a)	01/17/2033	18,044,292
10,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00	% (a)(o)	07/15/2034	10,000,505
10,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	1.61	% (a)	06/15/2031	10,015,792
20,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	0.00	% (a)(o)	04/19/2034	20,001,752
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	1.33	% (a)	01/20/2031	10,008,384
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.30	% (a)	04/20/2034	5,000,342
5,965,555	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	1.49	% (a)	04/20/2031	5,968,690
30,000,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.54	% (a)	07/20/2032	30,011,939
11,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00	% (a)(o)	07/20/2034	11,000,000
10,000,000	Cathedral Lake Ltd., Series 2013-1A-A1RR (3 Month LIBOR USD + 1.20%)	1.38	% (a)	10/15/2029	9,992,621
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	1.50	% (a)	01/15/2032	9,866,055
20,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.28	% (a)	07/17/2034	20,001,318
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.31	% (a)	04/20/2032	20,000,952
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.51	% (a)	07/13/2029	22,017,372
10,350,000	CFIP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.22%)	1.41	% (a)	01/18/2030	10,357,900
2,000,000	CFIP Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.65%)	1.84	% (a)	01/18/2030	2,001,541
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.99	% (a)	10/17/2031	1,801,417
10,000,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.24	% (a)	07/14/2032	10,011,830
5,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.88	% (a)	07/14/2032	4,998,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.38	% (a)	01/20/2031	6,508,797
10,000,000	Dryden Ltd., Series 2019-75A-AR2 (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.24	% (a)	04/15/2034	9,995,043
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36	% (a)	08/15/2030	5,005,612
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.30	% (a)	07/15/2031	20,004,483
6,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.42	% (a)	04/15/2033	6,022,896
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	04/16/2034	27,510,395
12,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.37	% (a)	10/20/2031	12,009,000
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	07/15/2034	17,503,314
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (3 Month LIBOR USD + 1.32%, 1.32% Floor)	1.48	% (a)	04/15/2034	13,526,703
386,807	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.88	% (a)	08/01/2025	387,401
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	3.98	% (a)	08/01/2025	216,869
7,640,119	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.09	% (a)	10/18/2027	7,647,761
6,500,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.67	% (a)	04/20/2031	6,483,853
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/25/2030	1,754,551
16,000,000	Kayne Ltd., Series 2019-5A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.53	% (a)	07/24/2032	16,019,964
10,000,000	Kayne Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	04/17/2033	10,031,149
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.31	% (a)	04/20/2031	9,488,125
2,079,359	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	1.09	% (a)	05/20/2029	2,079,879
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	10/15/2031	20,015,624
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%)	1.78	% (a)	07/29/2030	2,990,305
19,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.30	% (a)	04/25/2032	19,026,970
10,072,232	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.02	% (a)	11/21/2027	10,076,392
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.93	% (a)	04/15/2029	8,647,539
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.37	% (a)	12/18/2030	4,502,369
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.47	% (a)	01/20/2032	25,000,000
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.49	% (a)	04/20/2033	29,532,674
25,000,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.19	% (a)	07/20/2030	25,000,017

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	MP Ltd.	0.01	% (a)(d)	07/25/2034	25,000,000
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.44	% (a)	10/20/2030	2,001,600
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.46	% (a)	07/25/2029	25,029,777
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.30	% (a)	04/28/2034	10,001,812
22,600,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.33	% (a)	07/15/2031	22,519,551
12,000,000	New Mountain Ltd., Series CLO-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.39	% (a)	04/15/2034	11,999,345
8,898,846	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.43	% (a)	11/15/2030	8,907,049
4,914,578	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.47	% (a)	10/13/2031	4,917,034
10,000,000	Ocean Trails, Series 2020-10A-B1 (3 Month LIBOR USD + 2.10%, 2.10% Floor)	2.28	% (a)	10/15/2031	10,015,836
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	07/15/2031	15,019,924
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.23	% (a)	02/20/2034	8,502,125
17,500,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	07/15/2034	17,516,387
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	1.35	% (a)	08/23/2031	14,992,812
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.22	% (a)	04/15/2036	18,866,558
25,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30	% (a)	07/15/2031	25,007,649
7,630,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	04/18/2031	7,633,302
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.36	% (a)	10/26/2031	10,110,098
10,500,000	Sound Point Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	1.56	% (a)	01/20/2032	10,508,751
25,000,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.32	% (a)	07/15/2034	25,000,229
29,000,000	Sound Point Ltd., Series 2020-3A-A1 (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.53	% (a)	01/25/2032	29,086,091
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.26	% (a)	04/21/2031	9,987,500
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	06/15/2031	7,983,012
10,000,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	1.43	% (a)	10/15/2030	9,993,822
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36	% (a)	08/18/2031	5,999,477
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38	% (a)	04/15/2032	9,995,198
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.54	% (a)	07/15/2032	18,024,161
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	0.00	% (a)(o)	07/15/2032	18,000,000
9,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.43	% (a)	07/15/2032	9,004,567

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	0.00	% (a)(o)	07/15/2032	9,000,000
25,000,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.27	% (a)	01/17/2032	25,005,288
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.44	% (a)	01/15/2032	10,013,679
6,146,490	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	1.00	% (a)	04/15/2027	6,146,744
8,500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%)	1.13	% (a)	09/07/2030	8,491,987
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.41	% (a)	10/15/2031	10,012,699
3,948,182	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.44	% (a)	10/20/2031	3,946,220
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	10/20/2031	10,000,080
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	10/20/2031	15,014,250
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.44	% (a)	01/20/2032	10,007,736
4,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.34	% (a)	07/20/2032	4,001,580
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	1.49	% (a)	04/15/2033	17,533,784
3,000,000	Whitebox Ltd., Series 2020-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.43	% (a)	10/24/2031	2,969,189
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43	% (a)	10/15/2031	5,994,900
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.32	% (a)	01/15/2031	14,505,138
4,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	2.28	% (a)	04/15/2031	4,001,314

Total Collateralized Loan Obligations (Cost $1,282,460,243)					1,284,440,466

Foreign Corporate Bonds - 5.7%
5,300,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	5,512,692
6,755,000	ANZ New Zealand International Ltd.	1.90	% (a)	02/13/2023	6,925,179
1,325,000	AstraZeneca PLC	2.38%		06/12/2022	1,350,345
10,450,000	AstraZeneca PLC	3.50%		08/17/2023	11,104,645
5,926,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	6,063,756
1,100,000	Axiata SPV2 BHD	4.36%		03/24/2026	1,236,983
1,600,000	Baidu, Inc.	3.50%		11/28/2022	1,660,731
4,300,000	Baidu, Inc.	3.88%		09/29/2023	4,573,555
1,850,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,830,603
200,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	198,545
5,700,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25	% (a)(b)	09/30/2031	5,658,532
3,550,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,535,445
1,400,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,394,638
500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	513,242
3,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (f)	07/06/2022	3,120,600

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	8,010,920
7,300,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	7,427,823
2,000,000	Bangkok Bank PCL	3.88%		09/27/2022	2,078,014
800,000	Banistmo S.A.	3.65	% (a)	09/19/2022	818,612
4,200,000	Banistmo S.A.	3.65%		09/19/2022	4,297,713
4,670,000	Bank of Nova Scotia	0.55%		09/15/2023	4,682,530
6,330,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	6,355,419
6,050,000	BAT International Finance PLC	1.67%		03/25/2026	6,051,268
2,600,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	2,706,002
2,330,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,481,543
3,100,000	BBVA Colombia S.A.	4.88%		04/21/2025	3,248,118
2,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,012,500
4,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	4,141,200
5,910,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	6,452,436
4,240,000	BOC Aviation USA Corporation	1.63	% (a)	04/29/2024	4,276,219
6,175,000	BPCE S.A.	2.38	% (a)	01/14/2025	6,434,114
1,000,000	Camposol S.A.	6.00%		02/03/2027	1,046,865
1,850,000	Canacol Energy Ltd.	7.25%		05/03/2025	1,968,983
3,750,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,750,175
1,600,000	Central American Bottling Corporation	5.75%		01/31/2027	1,675,840
5,600,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	4,578,196
2,600,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	0.97%		10/09/2024	2,623,075
3,000,000	CK Hutchison International 21 Ltd.	1.50	% (a)	04/15/2026	3,019,126
1,650,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (b)	07/15/2029	1,732,500
1,100,000	Credicorp Ltd.	2.75	% (a)	06/17/2025	1,119,167
5,790,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.36	% (a)	06/12/2024	5,881,283
700,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.80%		07/25/2022	703,514
900,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82	% (b)	03/10/2031	898,421
9,500,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60	% (f)	09/07/2021	9,552,155
2,485,000	Deutsche Bank AG	0.90%		05/28/2024	2,474,775
495,149	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	416,915
196,315	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(f)	07/16/2021	152,655
4,400,000	Ecopetrol S.A.	5.88%		09/18/2023	4,761,790
1,536,360	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,542,428
2,385,040	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	2,474,806
2,552,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,824,294
513,000	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	531,412
1,586,682	ENA Norte Trust	4.95%		04/25/2023	1,623,081
9,904,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	10,607,358
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	204,255
500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	1.00%		05/23/2024	504,398
2,500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	2,523,950
6,678,676	Fenix Power Peru S.A.	4.32%		09/20/2027	6,799,293
10,500,000	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	10,623,763

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
693,000	Geopark Ltd.	6.50%		09/21/2024	717,193
1,650,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	1,755,976
1,565,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,688,148
2,556,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	2,793,504
8,000,000	Global Bank Corporation	4.50%		10/20/2021	8,069,492
300,000	Global Bank Corporation	4.50	% (a)	10/20/2021	302,606
1,800,000	Grupo Aval Ltd.	4.75%		09/26/2022	1,853,640
900,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	920,480
2,000,000	GrupoSura Finance S.A.	5.50%		04/29/2026	2,165,020
8,100,000	HPHT Finance Ltd.	2.88%		11/05/2024	8,496,715
350,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	351,356
2,200,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	2,395,070
700,000	Inkia Energy Ltd.	5.88%		11/09/2027	724,276
1,074,226	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,016,486
35,034	Invepar Holdings	0.00	% (e)(h)	12/30/2028	–
2,400,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,450,856
3,300,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	3,286,619
3,600,000	Korea Development Bank	1.25%		06/03/2025	3,635,936
1,000,000	Korea Development Bank	0.80%		04/27/2026	985,860
4,650,000	Korea Development Bank	1.00%		09/09/2026	4,613,118
3,400,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,475,031
4,000,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	4,088,272
6,200,000	Korea Electric Power Corporation	1.13%		06/15/2025	6,191,332
3,550,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	3,545,037
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	2,290,627
4,200,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	4,094,470
10,115,000	KT Corporation	1.00%		09/01/2025	10,027,700
6,300,000	LG Chem Ltd.	3.25%		10/15/2024	6,775,100
5,170,000	Lloyds Banking Group PLC (1 Year CMT Rate + .55%)	0.70%		05/11/2024	5,185,571
4,920,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	5,034,426
1,800,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	1,905,947
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,799,833
6,400,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	7,192,896
2,205,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,300,344
2,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	2,653,625
12,801,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.04%		07/26/2023	12,977,958
12,113,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	0.92%		03/05/2023	12,228,439
5,200,000	Multibank, Inc.	4.38%		11/09/2022	5,339,386
6,620,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	1.70%		06/25/2024	6,772,697
4,000,000	NongHyup Bank	1.25	% (a)	07/20/2025	4,004,930
5,000,000	NongHyup Bank	1.25%		07/20/2025	5,006,163
8,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	9,063,167
1,400,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,459,098
1,900,000	Orazul Energy Egenor SCA	5.63%		04/28/2027	1,974,822

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	1,905,244
8,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	8,924,564
4,090,237	Panama Metro Line SP	0.00%		12/05/2022	4,003,258
1,075,405	Panama Metro Line SP	0.00	% (a)	12/05/2022	1,052,537
200,000	Pertamina Persero PT	1.40%		02/09/2026	196,622
1,659,509	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	1,593,128
3,800,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	4,035,106
2,700,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,749,086
7,300,000	Petronas Capital Ltd.	3.50%		03/18/2025	7,915,925
4,105,000	POSCO	2.38%		11/12/2022	4,194,378
3,300,000	POSCO	2.38%		01/17/2023	3,380,741
1,000,000	POSCO	2.75%		07/15/2024	1,051,999
1,550,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	1,625,589
10,250,000	Reliance Industries Ltd.	5.40%		02/14/2022	10,535,310
8,315,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.55%		01/20/2026	8,325,807
1,500,000	SA Global Sukuk Ltd.	1.60	% (a)	06/17/2026	1,500,540
680,000	Sable International Finance Ltd.	5.75%		09/07/2027	716,485
1,500,000	SACI Falabella	3.75%		04/30/2023	1,562,925
4,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	4,074,920
200,000	Saudi Arabian Oil Company	1.25	% (a)	11/24/2023	202,207
8,000,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	8,224,880
1,400,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,502,998
4,855,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,117,874
1,950,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	2,036,398
1,867,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,848,067
6,080,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	6,119,890
7,250,000	Telefonica Chile S.A.	3.88%		10/12/2022	7,486,278
2,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,060,948
5,000,000	Tencent Holdings Ltd.	1.81	% (a)	01/26/2026	5,084,992
8,500,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	9,104,775
6,105,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.36%)	0.40%		03/04/2024	6,112,809
4,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,618,845
9,290,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	9,360,770
2,750,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	2,929,658
2,100,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,089,206
5,700,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,742,807
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,392,015
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	167,860
6,550,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	6,570,004
2,900,000	VTR Comunicaciones SpA	5.13%		01/15/2028	3,036,228

Total Foreign Corporate Bonds (Cost $547,925,447)					552,531,290

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.7%
2,600,000	Abu Dhabi Government International Bond	0.75	% (a)	09/02/2023	2,619,240

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Abu Dhabi Government International Bond	2.50	% (a)	04/16/2025	3,191,187
6,000,000	Brazilian Government International Bond	2.88%		06/06/2025	6,173,520
6,200,000	Colombia Government International Bond	4.50%		01/28/2026	6,781,591
1,759,000	Indonesia Government International Bond	3.75%		04/25/2022	1,807,205
500,000	Indonesia Government International Bond	2.95%		01/11/2023	519,066
2,130,000	Indonesia Government International Bond	3.38%		04/15/2023	2,240,171
5,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	5,486,853
2,400,000	Panama Government International Bond	4.00%		09/22/2024	2,615,760
3,300,000	Panama Government International Bond	3.75%		03/16/2025	3,588,387
2,000,000	Perusahaan Penerbit	3.75%		03/01/2023	2,109,370
6,900,000	Perusahaan Penerbit	2.30%		06/23/2025	7,174,482
11,800,000	Peruvian Government International Bond	2.39%		01/23/2026	12,201,908
1,600,000	Qatar Government International Bond	4.50%		01/20/2022	1,638,040
3,600,000	Saudi Government International Bond	2.38%		10/26/2021	3,623,472
4,500,000	Saudi Government International Bond	2.88%		03/04/2023	4,675,320
1,700,000	Wakala Global Sukuk BHD	0.00%		07/06/2021	1,700,722

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $67,787,170)					68,146,294

Non-Agency Commercial Mortgage Backed Obligations - 10.6%
3,553,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (a)(b)	05/15/2035	3,440,042
3,392,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(b)	05/15/2035	3,147,096
8,415,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	04/15/2034	8,446,193
113,078,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(b)(i)	06/15/2054	10,433,990
2,000,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.77	% (a)	05/15/2037	2,005,000
2,000,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	02/15/2035	2,006,916
2,830,000	Arbor Realty Ltd., Series 2020-FL1-D (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.57	% (a)	02/15/2035	2,832,714
12,000,000	AREIT Trust, Series 2019-CRE3-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.02	% (a)	09/14/2036	11,967,516
1,251,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.77	% (a)	09/14/2036	1,230,524
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	9,613,891
7,231,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	03/15/2034	7,248,802
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.17	% (a)	09/15/2035	4,916,599
3,711,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	03/15/2036	3,695,597
3,705,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.97	% (a)	09/15/2036	3,603,001
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	08/15/2036	1,176,139
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	08/15/2036	1,340,315

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,543,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	17,460,427
29,456,500	BBCMS Mortgage Trust	1.15	% (b)(i)	07/15/2054	2,697,523
21,205,000	BBCMS Mortgage Trust	1.82	% (a)(b)(i)	07/15/2054	3,120,193
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	10/15/2037	4,758,097
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.62	% (a)	07/15/2037	10,203,147
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.31	% (a)	03/15/2037	13,914,017
1,160,000	BBCMS Mortgage Trust, Series 2019-BWAY-D (1 Month LIBOR USD + 2.16%, 2.16% Floor)	2.23	% (a)	11/15/2034	1,128,040
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	11/15/2034	10,310,224
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(b)(e)	06/05/2030	6,215,292
2,000,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.83	% (a)	08/15/2036	2,002,056
157,695,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (b)(i)	09/15/2043	5,977,271
14,962,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.61	% (a)	10/15/2034	14,665,793
9,345,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	07/15/2035	9,363,033
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.00	% (a)(b)(i)	07/15/2035	1,650
4,571,700	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.84	% (a)	08/15/2036	4,579,572
7,491,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.47	% (a)	06/15/2035	7,239,500
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.39	% (a)	03/15/2037	2,616,130
2,313,708	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	2,323,371
1,290,168	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	07/15/2034	1,295,368
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	4,141,362
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.04	% (a)	05/15/2035	3,166,613
12,515,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	04/15/2034	12,467,876
6,882,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	04/15/2034	6,832,186
14,384,020	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	08/15/2036	14,192,970
9,594,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(b)	12/09/2041	10,048,203
5,700,000	BX Trust, Series 2021-MFM1-E (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.32	% (a)	01/15/2034	5,712,044
2,915,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.75	% (a)	06/15/2023	2,926,768
11,389,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	10/15/2035	10,936,615
48,158,838	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.15	% (b)(i)	02/10/2050	2,147,682
65,827,668	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.44	% (b)(i)	05/10/2050	3,426,343

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,553,000	CF Trust, Series 2019-MF1-E (1 Month LIBOR USD + 2.20%, 3.20% Floor)	3.20	% (a)	08/21/2032	3,556,445
20,928,435	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.15	% (b)(i)	01/10/2048	809,539
21,510,155	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.80	% (b)(i)	05/10/2058	1,379,210
55,990,880	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.76	% (b)(i)	06/15/2050	3,649,144
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.11	% (b)(i)	06/15/2050	804,995
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (a)(b)(i)	02/15/2033	838,538
4,532,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	11/15/2036	4,551,534
441,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.81	% (a)	11/15/2036	443,402
7,201,445	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.11	% (b)(i)	10/10/2047	192,971
5,102,351	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.48	% (b)(i)	02/10/2048	204,655
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.19	% (b)	06/10/2048	1,837,652
18,307,420	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.38	% (b)(i)	02/10/2049	841,872
12,323,721	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86	% (b)(i)	04/15/2049	724,260
12,444,592	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.11	% (b)(i)	07/10/2049	928,640
13,464,202	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	% (b)(i)	04/14/2050	652,802
2,000,000	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.02	% (a)	08/20/2035	1,994,032
19,958,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.02	% (a)	08/20/2035	19,510,961
6,618,361	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.88	% (b)(i)	08/10/2046	90,499
24,015,366	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.28	% (b)(i)	10/10/2046	528,926
2,314,352	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.12	% (b)(i)	05/10/2047	51,514
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.86	% (b)	08/10/2047	246,594
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.07	% (a)	10/15/2031	1,796,881
17,870,223	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.02	% (b)(i)	03/10/2048	434,598
33,157,729	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.97	% (b)(i)	08/10/2048	964,532
36,317,007	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.06	% (b)(i)	10/10/2048	1,256,645
5,373,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45	% (b)	02/10/2048	5,576,743
10,042,734	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16	% (b)(i)	02/10/2048	264,834
46,117,160	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.83	% (b)(i)	07/10/2048	1,078,145
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.77	% (b)	10/10/2048	1,591,454
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.79	% (b)	02/10/2049	1,926,345
14,427,470	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.12	% (b)(i)	02/10/2049	521,619

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.25	% (a)	09/15/2033	11,254,284
944,000	Commercial Mortgage Pass-Through Certificates, Series 2021-LBA-G (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.72	% (a)	03/15/2038	948,778
12,389	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	13,018
9,873,828	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69	% (a)(b)(i)	09/15/2037	198,414
26,693,583	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.97	% (b)(i)	04/15/2050	649,815
3,043,552	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.06	% (b)(i)	01/15/2049	225,458
1,538,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.73	% (b)	03/15/2053	1,609,299
126,719,659	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.17	% (b)(i)	03/15/2054	10,351,754
6,499,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62	% (a)	07/15/2032	6,164,901
2,979,000	CSMC Trust, Series 2020-FACT-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (a)	10/15/2037	3,016,433
8,697,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.78	% (a)	10/15/2037	8,834,427
6,295,000	CSMC Trust, Series 2020-NET-D	3.83	% (a)(b)	08/15/2037	6,620,611
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	1.10	% (a)	06/15/2034	3,732,142
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.67	% (a)	06/15/2033	9,671,555
16,919,755	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.54	% (b)(i)	05/10/2049	886,874
2,000,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.87	% (a)	03/15/2035	2,006,528
5,590,000	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.33	% (a)	07/15/2038	5,628,096
13,253,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09	% (a)(b)	12/10/2036	13,498,660
14,992,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(b)	12/10/2036	15,128,947
3,348,616	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	4.94	% (a)	02/25/2022	3,350,882
2,663,200	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	05/25/2026	2,664,196
3,185,210	FREMF Mortgage Trust, Series 2016-KF20-B (1 Month LIBOR USD + 5.05%)	5.14%		07/25/2023	3,248,443
640,681	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	648,991
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (a)(i)	09/25/2049	672,331
2,148,532	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	2,144,726
5,907,608	FREMF Mortgage Trust, Series 2017-KF28-B (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.09	% (a)	01/25/2024	5,913,298
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.34	% (a)	03/25/2027	2,478,324
6,210,069	FREMF Mortgage Trust, Series 2017-KSW2-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.74	% (a)	05/25/2027	6,282,013
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(j)	08/25/2025	7,253,646
2,450,186	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.99	% (a)	06/25/2025	2,412,622
3,492,117	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.39	% (a)	08/25/2029	3,511,141

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,250,000	GPMT Ltd., Series 2018-FL1-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.24	% (a)	11/19/2035	4,251,377
13,636,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	13,419,369
2,000,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	09/15/2037	2,006,376
7,810,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	09/15/2037	7,839,100
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.47	% (a)	09/15/2037	3,894,730
12,469,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	12,610,620
3,690,230	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.85	% (b)(i)	09/10/2047	73,241
32,333,449	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.88	% (b)(i)	07/10/2048	827,762
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	11/15/2032	1,521,176
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	07/15/2031	4,825,986
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	07/15/2031	4,735,245
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.00	% (a)	07/15/2031	4,431,183
13,059,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	1.95	% (a)	06/15/2036	12,853,803
8,000,000	GS Mortgage Securities Corporation, Series 2019-SOHO-F (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	06/15/2036	7,321,524
1,802,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(b)	11/10/2047	1,213,189
8,739,534	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (b)(i)	11/10/2048	253,523
14,624,371	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (b)(i)	05/10/2049	1,019,680
26,111,038	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.34	% (b)(i)	10/10/2049	1,355,823
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07	% (a)(b)	03/10/2033	966,415
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07	% (a)(b)	03/10/2033	1,855,172
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07	% (a)(b)	03/10/2033	2,438,235
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07	% (a)(b)	03/10/2033	2,292,217
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07	% (a)(b)	03/10/2033	2,799,756
12,284,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (a)	08/15/2032	11,697,462
6,838,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	08/15/2032	6,383,525
14,505,000	GSCG Trust, Series 2019-600C-E	4.12	% (a)(b)	09/06/2034	14,410,929
15,347,000	Hawaii Hotel Trust, Series 2019-MAUI-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	05/15/2038	15,321,008
1,056,782	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	11/15/2036	1,059,073
1,930,518	HPLY Trust, Series 2019-HIT-E (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	11/15/2036	1,932,172
10,531,207	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2036	10,354,714
3,830,371	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	06/15/2034	3,803,262
214,754	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	06/15/2034	214,253

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,339,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40	% (b)	07/15/2047	6,811,110
16,624,424	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.07	% (b)(i)	01/15/2049	572,429
291,022	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	06/15/2032	290,567
4,932,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	06/15/2032	4,946,588
690,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	06/15/2032	692,877
1,826,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	06/15/2035	1,834,957
905,556	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	727,628
35,663,989	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81	% (b)(i)	12/15/2049	834,555
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14	% (a)(b)	10/05/2031	3,715,675
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (a)	07/05/2033	353,859
5,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	5,422,033
1,712,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	07/15/2036	1,696,606
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	4,280,775
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (a)(b)	05/05/2032	4,392,450
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (a)(b)	05/05/2032	4,988,753
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (a)(b)	05/05/2032	4,830,573
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(b)	05/05/2032	4,995,704
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	11,703,761
5,106,712	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.96	% (b)(i)	02/15/2047	89,221
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (b)	09/15/2047	519,951
4,240,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(b)	09/15/2047	4,289,862
17,931,615	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.99	% (b)(i)	11/15/2047	434,883
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52	% (b)	01/15/2048	1,360,721
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(b)	02/15/2048	4,729,157
18,392,537	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.79	% (b)(i)	05/15/2048	402,223
25,619,663	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.65	% (b)(i)	07/15/2048	455,231
11,101,429	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.98	% (b)(i)	08/15/2048	328,767
17,802,383	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36	% (b)(i)	11/15/2048	534,493
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77	% (b)	12/15/2048	618,684

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	2.23	% (a)	07/15/2036	8,939,916
10,895,525	KKR Industrial Portfolio Trust, Series 2020-AIP-E (1 Month LIBOR USD + 2.63%, 2.63% Floor)	2.70	% (a)	03/15/2037	10,940,653
10,000,000	LCCM, Series 2017-LC26-C	4.71	% (a)	07/12/2050	10,032,170
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	05/15/2028	1,000,000
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.02	% (a)	05/15/2028	1,004,688
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	05/15/2036	2,000,018
8,786,390	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (a)(b)(i)	03/10/2049	388,383
80,309,402	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.14	% (a)(b)(i)	03/10/2050	2,246,688
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.68	% (a)	06/15/2028	2,505,667
15,958,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	11/15/2036	15,983,740
5,103,468	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	2.87	% (a)	08/25/2024	5,113,401
5,150,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.95	% (a)	07/16/2036	5,172,763
11,933,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(b)	02/10/2042	11,606,431
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(b)	02/12/2040	3,284,583
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (a)(b)	10/15/2030	9,158,467
3,406,854	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.74	% (b)(i)	10/15/2046	36,158
14,562,656	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.46	% (b)(i)	02/15/2046	230,472
4,161,229	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.16	% (b)(i)	02/15/2047	84,802
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.68	% (b)	10/15/2047	522,256
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61	% (b)	02/15/2048	126,166
18,374,034	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.35	% (b)(i)	01/15/2049	748,498
5,250,000	Morgan Stanley Capital Trust, Series 2007-T27-C	6.21	% (a)(b)	06/11/2042	5,335,610
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	2,313,361
8,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	8,319,253
1,683,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	1,577,760
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.72	% (a)	07/15/2035	2,936,966
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	07/15/2035	2,899,483
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (a)	12/15/2036	713,174
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	05/15/2036	12,382,454

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	05/15/2036	1,208,442
2,707,508	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	08/15/2034	2,717,024
5,336,278	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	08/15/2034	5,369,352
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	06/15/2035	8,885,445
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (a)(b)	01/15/2037	8,517,228
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (a)(b)	01/15/2037	4,856,410
4,426,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62	% (a)(b)	01/15/2037	4,460,677
4,665,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36	% (a)(b)	12/15/2036	4,673,934
4,414,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK2	3.36	% (a)(b)	12/15/2036	4,384,729
2,623,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK3	3.36	% (a)(b)	12/15/2036	2,556,204
12,315,000	New York Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	12/15/2035	12,197,312
11,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	02/15/2036	11,011,704
12,692,899	One Market Plaza Trust, Series 2017-1MKT-E	4.14	% (a)	02/10/2032	12,891,429
12,540,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.79	% (a)	04/15/2036	12,545,363
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(i)	07/15/2041	3,615,902
33,205,580	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(i)	12/15/2020	332
459,000	STWD Ltd., Series 2019-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.07	% (a)	07/15/2038	460,320
14,307,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.47	% (a)	07/15/2038	14,285,597
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.33%, 3.18% Floor)	3.41	% (a)	11/11/2034	8,309,190
3,870,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	4,239,378
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	1.08	% (b)(i)	06/15/2050	104,020
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.59	% (b)	10/15/2050	1,589,196
79,283,858	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.91	% (b)(i)	10/15/2051	3,401,674
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86	% (b)	02/15/2051	6,750,873
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.04	% (b)	03/15/2051	1,187,653
187,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.91	% (a)	02/15/2032	175,396
5,893,630	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.73	% (a)	09/15/2036	5,790,951
572,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94	% (a)	08/15/2050	102,960
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	575,919
11,375,931	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.03	% (b)(i)	02/15/2048	292,570
51,755,132	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.04	% (b)(i)	09/15/2058	1,649,477
25,556,294	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.80	% (b)(i)	07/15/2058	582,027
954,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.87	% (b)	01/15/2059	1,018,299

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,626,734	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.78	% (b)(i)	03/15/2059	724,330
28,150,457	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.75	% (b)(i)	11/15/2049	1,456,505
73,854,938	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.16	% (b)(i)	07/15/2050	3,477,600
4,020,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.29	% (b)	01/15/2052	4,636,599
71,294,454	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.23	% (b)(i)	08/15/2053	10,680,651
63,651,878	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.69	% (b)(i)	04/15/2054	7,467,848
272,707	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	02/15/2040	276,463
3,111,816	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.18	% (b)(i)	03/15/2047	60,351
7,373,356	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18	% (b)(i)	08/15/2047	187,693

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,055,574,778)					1,017,059,290

Non-Agency Residential Collateralized Mortgage Obligations - 11.5%
7,853,725	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.21%		11/25/2036	4,162,784
6,167,452	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.35%		03/25/2036	4,397,969
16,015,342	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95	% (a)(b)	10/25/2058	16,043,023
7,814,153	Ajax Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(c)	01/25/2061	7,970,553
5,595,903	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	4,969,118
9,003,011	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.69%		12/25/2035	7,937,864
1,550,692	Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	1,212,685
2,634,093	Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	2,000,185
6,982,077	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	4,501,488
1,794,751	Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	1,463,007
5,581,894	Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		03/20/2047	4,827,398
8,486,383	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	5,979,429
5,339,822	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	4,235,704
2,572,288	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap)	0.99%		02/25/2044	2,444,331
1,097,000	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (a)(b)	05/25/2065	1,106,694
6,308,045	Angel Oak Mortgage Trust, Series 2020-2-A1A	2.53	% (a)(b)	01/26/2065	6,424,816
7,383,648	Angel Oak Mortgage Trust, Series 2020-4-A1	1.47	% (a)(b)	06/25/2065	7,433,762
2,421,712	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (a)(b)	01/25/2049	2,469,170
1,447,679	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (a)(b)	04/25/2049	1,471,806
10,375,379	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	10,532,256
1,455,170	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88	% (b)	10/25/2036	1,435,134
10,105,381	Banc of America Funding Corporation, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.31	% (a)(k)	09/29/2036	9,681,826
2,927,433	Banc of America Funding Corporation, Series 2015-R2-9A2	0.35	% (a)(d)	03/27/2036	2,910,118
1,538,650	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	2.93	% (b)	10/25/2035	1,570,321
3,767,447	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	3,800,568
8,744,846	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(c)	06/28/2034	8,921,588
2,114,881	Bayview Opportunity Master Fund Trust, Series 2020-RN1-A1	3.23	% (a)(c)	02/28/2035	2,112,317
7,619,646	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (a)(b)	03/26/2037	4,663,171
1,644,660	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	% (a)(b)	10/26/2035	1,428,501

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,064,157	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.94	% (a)	10/25/2028	1,067,543
1,762,845	BRAVO Residential Funding Trust, Series 2019-NQM1-A2	2.89	% (a)(b)	07/25/2059	1,781,240
28,317,616	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(c)	04/01/2069	28,329,736
11,286,052	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (1 Month LIBOR USD + 0.65%, 0.65% Floor, 6.00% Cap)	0.74%		02/25/2037	5,334,923
23,669,740	Citigroup Mortgage Loan Trust, Series 2018-A-A1	4.00	% (a)(b)	01/25/2068	23,715,157
4,013,649	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26	% (a)(b)	04/25/2066	4,051,942
8,392,661	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(c)	09/25/2059	8,429,481
28,679,621	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(c)	11/25/2070	28,791,569
7,464,792	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	7,541,157
906,523	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	900,569
704,188	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (a)(b)	04/27/2065	712,184
8,250,196	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	8,249,569
421,324	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	405,168
1,499,379	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,499,915
1,764,942	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,316,042
363,332	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	305,616
12,510,797	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	8,391,171
1,028,441	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	994,954
649,658	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	516,071
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	739
1,679,126	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	1,598,815
60,091	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	58,457
685,292	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	546,468
757,681	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.61	% (a)(b)	07/27/2036	747,901
140,515	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.12	% (a)(b)	11/27/2037	141,576
4,195,140	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39	% (a)(c)	02/25/2024	4,207,536
986,102	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	986,798
57,043,490	CSMC Trust, Series 2019-RP10-A1	3.02	% (a)(b)	12/26/2059	57,422,773
22,184,384	CSMC Trust, Series 2019-RPL9-A1	2.98	% (a)(b)	10/27/2059	22,382,447
3,472,937	CSMC Trust, Series 2020-BPL2-A1	3.45	% (a)	03/25/2026	3,472,147
9,472,690	CSMC Trust, Series 2020-RPL2-A12	3.44	% (a)(b)	02/25/2060	9,582,877
7,091,438	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	7,191,034
11,538,034	CSMC Trust, Series 2020-SPT1-A1	1.62	% (a)(c)	04/25/2065	11,608,132
7,896,241	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.35%		12/25/2036	3,758,068
5,239,646	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.47%		12/25/2036	2,519,568
473,761	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(b)	07/27/2037	450,484
558,201	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	551,326
1,063,910	GCAT LLC, Series 2020-2-A1	3.72	% (a)(c)	06/25/2025	1,068,080
8,071,546	GCAT LLC, Series 2020-3-A1	2.98	% (a)(c)	09/25/2025	8,151,766

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,335,367	GCAT LLC, Series 2020-4-A1	2.61	% (a)(c)	12/25/2025	23,476,250
10,231,869	GCAT LLC, Series 2020-NQM2-A1	1.56	% (a)(c)	04/25/2065	10,292,641
3,104,601	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	3,149,780
6,109,254	GSAA Home Equity Trust, Series 2006-19-A3A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		12/25/2036	3,186,175
408,730	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	288,530
3,064,913	HarborView Mortgage Loan Trust, Series 2006-1-2A1A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		03/19/2036	3,050,453
1,052,664	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.36%		02/25/2037	993,060
997,679	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.19	% (b)	05/25/2036	1,017,638
36,087,650	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	21,565,662
5,524,491	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	0.43%		04/25/2047	5,433,769
13,286,663	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.59%		07/25/2036	7,961,267
6,742,470	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (a)(b)	01/26/2036	2,696,061
16,736,376	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75	% (a)(c)	04/25/2059	16,892,315
11,222,459	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44	% (a)(c)	05/25/2059	11,255,846
994,295	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(c)	05/25/2059	999,073
4,503,308	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (a)(c)	06/25/2059	4,520,931
22,884,754	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25	% (a)(c)	05/25/2060	23,047,455
8,352,460	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (a)(c)	02/25/2060	8,414,913
5,179,589	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(c)	01/25/2060	5,228,802
16,228,286	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(c)	07/25/2061	16,203,923
232,028	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	177,862
12,148,869	Lehman XS Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		08/25/2047	11,356,047
21,151,135	Lehman XS Trust, Series 2007-4N-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.33%		03/25/2047	20,786,477
10,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	09/25/2026	9,994,473
18,673,599	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.19%		12/25/2036	9,421,542
10,621,112	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.47%		03/25/2046	5,186,946
91,270	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.50	% (b)	04/25/2036	65,715
2,303,610	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	0.97%		12/25/2046	2,112,198
380,982	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	233,618
1,297,079	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	793,433
38,996,811	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.46%		05/25/2037	15,717,540
4,929,104	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.21%		02/25/2037	2,116,743
7,621,855	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.30%		02/25/2037	3,350,999
256,740	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.49	% (b)	02/25/2036	205,059
826,269	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	837,311
18,331,857	New Residential Mortgage Loan Trust, Series 2020-RPL2-A1	3.58	% (a)(b)	08/25/2025	18,699,702

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (a)(c)	05/25/2026	24,996,255
5,602,281	Nomura Resecuritization Trust, Series 2015-8R-4A4	1.46	% (a)(b)	11/25/2047	4,927,771
23,938,268	NYMT Loan Trust, Series 2020-SP2-A1	2.94	% (a)(b)	10/25/2060	24,102,154
1,059,062	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	1,077,225
12,901,019	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10	% (a)(c)	06/27/2060	13,039,739
4,305,638	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(c)	09/27/2060	4,308,992
4,858,000	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(c)	06/27/2060	4,888,358
40,000,000	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(c)	02/25/2061	40,261,040
4,731,506	PRPM LLC, Series 2019-GS1-A1	3.50	% (a)(b)	10/25/2024	4,761,400
10,455,462	PRPM LLC, Series 2020-1A-A1	2.98	% (a)(c)	02/25/2025	10,512,535
8,488,589	PRPM LLC, Series 2020-3-A1	2.86	% (a)(c)	09/25/2025	8,542,149
28,291,271	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	28,369,892
11,027,334	PRPM LLC, Series 2021-4-A1	1.87	% (a)(c)	04/25/2026	11,022,088
1,837,421	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.29	% (a)	06/25/2029	1,837,497
1,941,301	RALI Trust, Series 2007-QS4-3A4	6.00%		03/25/2037	1,867,751
2,417,396	RALI Trust, Series 2007-QS4-3A9	6.00%		03/25/2037	2,325,514
1,593,548	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		06/25/2037	1,198,108
899,499	RBSSP Resecuritization Trust , Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.59	% (a)	04/26/2035	826,101
724,333	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	711,914
1,008,443	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	992,153
729,345	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	462,300
5,436,363	Residential Mortgage Loan Trust, Series 2007-S1-A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		01/25/2037	4,328,982
6,664,755	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (1 Month LIBOR USD + 0.05%, 0.05% Floor)	0.14%		10/25/2036	3,024,175
2,655,120	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		08/25/2037	2,600,941
17,849,077	Specialty Underwriting & Residential Finance Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		09/25/2037	17,037,062
2,040,986	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.14	% (b)	12/25/2035	1,966,729
40,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (a)(c)	03/25/2023	40,249,768
9,022,398	VCAT LLC, Series 2020-NPL1-A1	3.67	% (a)(c)	08/25/2050	9,075,097
24,908,569	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(c)	12/26/2050	24,998,813
6,528,664	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	6,785,386
4,573,972	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (a)(b)	02/25/2050	4,648,278
2,993,744	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (a)(b)	05/25/2051	2,987,262
7,159,976	Verus Securitization Trust, Series 2020-4-A1	1.50	% (a)(c)	05/25/2065	7,210,113
787,661	Verus Securitization Trust, Series 2020-4-A3	2.32	% (a)(c)	05/25/2065	800,175
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (a)(b)	03/25/2060	1,550,455
9,796,976	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(c)	08/25/2050	9,842,737
7,727,530	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (a)(b)	10/25/2063	7,724,683
6,324,106	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(c)	05/25/2051	6,334,762
12,712,018	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(c)	02/27/2051	12,725,484

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,943,872	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(c)	03/27/2051	4,951,437
3,890,969	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(c)	04/25/2051	3,895,599
25,883,299	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(c)	04/25/2051	25,970,637
7,255,026	WaMu Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		10/25/2036	3,817,664
2,664,393	WaMu Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32%		10/25/2036	1,415,220
4,750,098	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	2.85	% (b)	04/25/2035	4,799,507
13,888,151	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.56	% (b)	01/25/2037	13,864,681
1,518,658	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	0.50%		10/25/2035	1,411,773
102,462	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	96,284
4,158,404	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	3.08	% (b)	09/25/2036	4,011,563
811,794	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	806,395
3,448,538	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	3,451,190
11,901,107	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	2.92	% (b)	10/25/2037	11,683,329

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,111,982,305)					1,112,715,911

US Corporate Bonds - 4.6%
8,870,000	AbbVie, Inc.	2.30%		11/21/2022	9,106,224
5,934,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.79%		02/27/2023	5,983,841
5,595,000	American Tower Corporation	2.40%		03/15/2025	5,851,180
270,000	Amgen, Inc.	2.70%		05/01/2022	273,725
4,225,000	Amgen, Inc.	2.65%		05/11/2022	4,297,598
4,605,000	Amgen, Inc.	3.63%		05/15/2022	4,688,882
3,330,000	Anthem, Inc.	3.30%		01/15/2023	3,475,161
5,270,000	Anthem, Inc.	3.50%		08/15/2024	5,678,848
5,495,000	AT&T, Inc.	4.45%		04/01/2024	6,003,686
9,055,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.74	% (a)	05/24/2024	9,132,601
2,450,000	Atmos Energy Corporation	0.63%		03/09/2023	2,450,831
8,765,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.92%		03/05/2024	8,847,569
3,925,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.72%		04/22/2025	3,951,168
5,870,000	Boeing Company	4.51%		05/01/2023	6,259,887
2,620,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	2,620,007
1,887,000	Capital One Financial Corporation	3.20%		01/30/2023	1,965,220
3,775,000	Capital One Financial Corporation	3.90%		01/29/2024	4,075,456
7,080,000	Cardinal Health, Inc.	2.62%		06/15/2022	7,223,996
1,550,000	Cardinal Health, Inc.	3.08%		06/15/2024	1,645,111
5,761,000	Carrier Global Corporation	2.24%		02/15/2025	5,993,671
2,035,000	Cigna Corporation	0.61%		03/15/2024	2,035,020
5,982,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.16%		06/01/2024	6,076,319

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,425,000	Conagra Brands, Inc.	4.30%		05/01/2024	5,953,847
5,535,000	Dell International LLC	5.45%		06/15/2023	6,006,301
3,950,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,363,801
2,075,000	Dollar Tree, Inc.	3.70%		05/15/2023	2,193,427
590,000	DTE Energy Company	2.25%		11/01/2022	603,490
2,375,000	DTE Energy Company	2.53%		10/01/2024	2,501,739
2,920,000	DTE Energy Company	1.05%		06/01/2025	2,920,586
5,295,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	6,023,701
6,550,000	eBay, Inc.	1.40%		05/10/2026	6,575,701
6,115,000	Entergy Corporation	0.90%		09/15/2025	6,038,920
6,575,000	Equinix, Inc.	1.25%		07/15/2025	6,595,802
5,130,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	5,971,533
6,360,000	Exxon Mobil Corporation	1.57%		04/15/2023	6,503,049
6,064,000	GE Capital International Funding Company Unlimited Company	3.37%		11/15/2025	6,619,578
4,195,000	General Mills, Inc.	3.15%		12/15/2021	4,220,298
2,000,000	General Mills, Inc.	3.70%		10/17/2023	2,140,821
5,165,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,968,392
6,045,000	Global Payments, Inc.	1.20%		03/01/2026	5,992,125
5,530,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	6,002,275
5,405,000	HCA, Inc.	5.00%		03/15/2024	5,974,441
5,800,000	Hyundai Capital America	2.85	% (a)	11/01/2022	5,966,013
3,940,000	JPMorgan Chase & Company	3.90%		07/15/2025	4,360,021
1,850,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	1,890,394
6,020,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	6,027,217
5,790,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,976,182
5,580,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	6,054,248
1,870,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	1,874,504
5,085,000	McDonald’s Corporation	2.63%		01/15/2022	5,151,057
1,000,000	McDonald’s Corporation	3.35%		04/01/2023	1,049,559
6,025,000	Microchip Technology, Inc.	0.97	% (a)	02/15/2024	6,024,518
3,363,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.11%		07/22/2022	3,364,748
6,370,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,368,038
3,415,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	3,422,958
5,936,000	Mosaic Company	4.25%		11/15/2023	6,377,513
500,000	Mylan, Inc.	3.13	% (a)	01/15/2023	518,290
4,190,000	NextEra Energy Capital Holdings, Inc.	0.65%		03/01/2023	4,208,120
4,645,000	Northrop Grumman Corporation	3.25%		08/01/2023	4,914,272
1,103,000	Northrop Grumman Corporation	2.93%		01/15/2025	1,176,494
6,340,000	NVIDIA Corporation	0.58%		06/14/2024	6,343,279
725,000	Omnicom Group, Inc.	3.65%		11/01/2024	787,654
5,440,000	Pacific Gas and Electric Company	1.75%		06/16/2022	5,438,074
675,000	Pacific Gas and Electric Company	1.37%		03/10/2023	675,048
5,695,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	5,995,741
6,005,000	PepsiCo, Inc.	0.75%		05/01/2023	6,058,718
915,000	Phillips 66	3.85%		04/09/2025	1,007,653
2,270,000	Phillips 66	1.30%		02/15/2026	2,270,432

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
295,000	Pioneer Natural Resources Company	0.55%		05/15/2023	295,392
2,550,000	Pioneer Natural Resources Corporation	0.75%		01/15/2024	2,548,861
1,775,000	PNC Bank N.A. (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,788,034
1,690,000	PNC Bank N.A.	3.25%		06/01/2025	1,838,764
2,500,000	PNC Funding Corporation	3.30%		03/08/2022	2,546,200
3,335,000	Prudential Financial, Inc.	3.50%		05/15/2024	3,612,788
5,765,000	PSEG Power LLC	3.85%		06/01/2023	6,123,224
5,755,000	Republic Services, Inc.	2.50%		08/15/2024	6,043,633
5,985,000	Royalty Pharma PLC	0.75	% (a)	09/02/2023	6,005,451
5,640,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	6,073,848
6,010,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	6,292,194
6,050,000	Simon Property Group LP	2.00%		09/13/2024	6,270,386
5,990,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	6,015,108
5,830,000	Southwest Airlines Company	4.75%		05/04/2023	6,256,068
755,000	Synchrony Financial	2.85%		07/25/2022	772,978
1,665,000	Synchrony Financial	4.25%		08/15/2024	1,820,294
5,695,000	Sysco Corporation	5.65%		04/01/2025	6,600,945
4,924,000	Target Corporation	2.90%		01/15/2022	4,996,115
1,025,000	Target Corporation	2.25%		04/15/2025	1,077,285
9,390,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45	% (d)	06/09/2025	9,409,750
3,479,000	Union Pacific Corporation	3.15%		03/01/2024	3,713,751
656,000	Union Pacific Corporation	3.75%		03/15/2024	704,652
3,680,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	3,676,276
3,100,000	Valero Energy Corporation	1.20%		03/15/2024	3,128,752
6,300,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	6,500,908
1,560,000	Viatris, Inc.	1.13	% (a)	06/22/2022	1,571,590
5,905,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	6,032,936
5,575,000	Welltower, Inc.	3.63%		03/15/2024	5,980,663
6,295,000	Western Union Company	1.35%		03/15/2026	6,258,484
2,215,000	Williams Companies, Inc.	4.30%		03/04/2024	2,407,273
3,300,000	Williams Companies, Inc.	4.55%		06/24/2024	3,636,838

Total US Corporate Bonds (Cost $436,923,598)					440,106,014

US Government and Agency Mortgage Backed Obligations - 4.2%
28,894,830	Federal Home Loan Mortgage Corporation, Pass-Thru, Series K722-X1	1.44	% (b)(i)	03/25/2023	455,770
2,185,344	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 1.65% Floor, 7.13% Cap)	2.02%		02/01/2043	2,299,298
739,146	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	779,057
736,973	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	776,816
15,567,821	Federal Home Loan Mortgage Corporation, Pool RB5085	2.00%		11/01/2040	15,835,769
77,624,466	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%		03/01/2036	78,634,982
47,498,075	Federal Home Loan Mortgage Corporation, Pool SB8093	2.00%		03/01/2036	49,045,707
19,692,182	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	20,388,310

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
403,355	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	6.21	% (i)(l)	02/15/2038	78,263
3,099,528	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	3,126,365
984,310	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,031,111
9,920,862	Federal Home Loan Mortgage Corporation, Series 4941-SW	5.78	% (d)(i)	12/15/2048	1,913,448
15,391,033	Federal Home Loan Mortgage Corporation, Series 4954-LB	2.50%		02/25/2050	16,065,824
9,256,659	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	9,505,446
2,244,218	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.39% Cap)	2.24%		11/01/2042	2,364,567
3,851,886	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.54% Cap)	2.44%		07/01/2042	4,064,935
1,004,520	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	1,054,893
278,379	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	292,908
1,382,328	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	1,424,785
1,327,738	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.20%		05/01/2045	1,391,816
7,253,453	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67% Floor, 7.69% Cap)	2.64%		05/01/2044	7,591,324
1,974,296	Federal National Mortgage Association, Pool CB0302	1.50%		05/01/2036	2,002,285
26,557,698	Federal National Mortgage Association, Pool FM5470	2.00%		01/01/2036	27,449,255
18,639,444	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	18,971,318
1,492,258	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	1,526,951
903,737	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	920,576
110,699	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	110,637
1,723,439	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	1,830,839
2,529,573	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	2,617,999
26,011	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	25,978
10,791,649	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (i)(l)	06/25/2049	2,013,159
7,583,566	Federal National Mortgage Association, Series 2020-39-MH	3.00%		06/25/2040	7,993,330
25,918,350	Federal National Mortgage Association, Series 2020-45-JL	3.00%		07/25/2040	27,322,404
10,524,807	Federal National Mortgage Association, Series 2020-59-MK	3.00%		08/25/2040	11,095,944
23,246,076	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (b)	11/25/2030	23,330,538
9,306,344	Federal National Mortgage Association, Series 2021-21-GL	2.00%		07/25/2043	9,518,843
8,891,188	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	9,091,999
13,910,917	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	13,953,698
19,393,737	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	19,915,751
3,577,279	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	3,617,218
452,567	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	457,161
7,846,924	Government National Mortgage Association, Series 2019-56-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (i)(l)	05/20/2049	1,372,968

Total US Government and Agency Mortgage Backed Obligations (Cost $405,553,081)					403,260,245

US Government and Agency Obligations - 16.0%
279,200,000	United States Treasury Notes	0.38%		03/31/2022	279,821,217
311,300,000	United States Treasury Notes	0.13%		11/30/2022	311,154,078
389,750,000	United States Treasury Notes	0.13%		05/15/2023	389,072,505
328,510,000	United States Treasury Notes	0.13%		12/15/2023	326,841,787
234,930,000	United States Treasury Notes	0.25%		06/15/2024	233,507,572

Total US Government and Agency Obligations (Cost $1,541,898,327)					1,540,397,159

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Affiliated Mutual Funds - 2.1%
19,895,522	DoubleLine Ultra Short Bond Fund (Class I)				200,148,954

Total Affiliated Mutual Funds (Cost $199,501,692)					200,148,954

Common Stocks - 0.0%
58,790	Foresight Equity (e)(m)				1,171,687
39,482	McDermott International Ltd. (m)				19,346

Total Common Stocks (Cost $989,313)					1,191,033

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(m)				—

Total Warrants (Cost $–)					—

Repurchase Agreements - 0.2%
24,051,748	Credit Suisse Freedom Mortgage (1 Month LIBOR USD + 2.75%, 0.5% LIBOR Floor) (Collateralized by Agency Mortgage Obligations, Value $111,230,211)	3.25	% (e)	03/01/2023	24,051,749

Total Repurchase Agreements (Cost $24,052,406)					24,051,749

Short Term Investments - 3.8%
120,768,121	First American Government Obligations Fund - Class U	0.03	% (n)		120,768,121
120,768,122	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (n)		120,768,122
120,768,121	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (n)		120,768,121

Total Short Term Investments (Cost $362,304,364)					362,304,364

Total Investments - 84.8% (Cost $8,194,036,395)					8,167,978,432
Other Assets in Excess of Liabilities - 15.2%					1,459,590,014

NET ASSETS - 100.0%					$9,627,568,446

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Value determined using significant unobservable inputs.

(f)	Perpetual Maturity

(g)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $342,516 or 0.0% of net assets.

(h)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(i)	Interest only security

(j)	Principal only security

(k)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(l)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)	Non-income producing security

(n)	Seven-day yield as of period end

(o)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.0%
Collateralized Loan Obligations	13.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Non-Agency Commercial Mortgage Backed Obligations	10.6%
Asset Backed Obligations	6.2%
Bank Loans	5.9%
Foreign Corporate Bonds	5.7%
US Corporate Bonds	4.6%
US Government and Agency Mortgage Backed Obligations	4.2%
Short Term Investments	3.8%
Affiliated Mutual Funds	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Repurchase Agreements	0.2%
Common Stocks	0.0%	(p)
Warrants	0.0%	(p)
Other Assets and Liabilities	15.2%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.0%
Collateralized Loan Obligations	13.3%
Non-Agency Residential Collateralized Mortgage Obligations	11.5%
Non-Agency Commercial Mortgage Backed Obligations	10.6%
Asset Backed Obligations	6.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Short Term Investments	3.8%
Banking	3.6%
Affiliated Mutual Funds	2.1%
Utilities	1.4%
Energy	1.0%
Pharmaceuticals	0.9%
Business Equipment and Services	0.8%
Media	0.8%
Telecommunications	0.8%
Healthcare	0.8%
Electronics/Electric	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Technology	0.6%
Food Products	0.6%
Chemicals/Plastics	0.5%
Transportation	0.5%
Food Service	0.4%
Aerospace & Defense	0.3%
Insurance	0.3%
Automotive	0.2%
Repurchase Agreement	0.2%
Leisure	0.2%
Containers and Glass Products	0.2%
Finance	0.2%
Building and Development (including Steel/Metals)	0.2%
Retailers (other than Food/Drug)	0.2%
Commercial Services	0.1%
Real Estate	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Chemical Products	0.1%
Environmental Control	0.1%
Beverage and Tobacco	0.1%
Diversified Manufacturing	0.1%
Industrial Equipment	0.1%
Mining	0.1%
Food/Drug Retailers	0.0%	(p)
Financial Intermediaries	0.0%	(p)
Conglomerates	0.0%	(p)
Pulp & Paper	0.0%	(p)

Consumer Products	0.0%	(p)
Construction	0.0%	(p)
Other Assets and Liabilities	15.2%

	100.0%

(p)	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/01/2021	100,000,000	$47,305,714
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/22/2021	100,000,000	43,297,772
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/29/2021	100,000,000	43,244,694
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/20/2021	100,000,000	41,631,102
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	07/14/2021	100,000,000	41,492,165
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/13/2021	100,000,000	41,038,847
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	07/07/2021	100,000,000	37,836,454
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/10/2021	100,000,000	35,669,863
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/27/2021	100,000,000	35,328,468
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	07/28/2021	100,000,000	34,685,612
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	08/11/2021	100,000,000	34,233,262
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/15/2021	80,000,000	33,136,580
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/12/2021	100,000,000	32,969,352
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/28/2021	100,000,000	31,482,589
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/02/2021	100,000,000	31,044,025
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/19/2021	100,000,000	30,931,406
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/14/2021	100,000,000	30,332,421
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/12/2021	100,000,000	30,028,613
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/16/2021	100,000,000	28,549,607
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	10/13/2021	100,000,000	28,464,268
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	09/15/2021	100,000,000	28,290,442
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/02/2021	100,000,000	28,241,451
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/10/2021	100,000,000	27,852,911
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/20/2021	100,000,000	27,452,957
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/21/2021	100,000,000	27,450,392

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	09/29/2021	100,000,000	$26,897,016
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	09/01/2021	100,000,000	26,648,322
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/19/2021	100,000,000	26,512,851
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/11/2021	100,000,000	25,615,832
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/07/2021	100,000,000	25,151,430
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/07/2021	80,000,000	25,000,515
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/18/2021	100,000,000	22,340,052
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/23/2021	100,000,000	20,980,719
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	12/01/2021	100,000,000	20,955,525
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	12/15/2021	100,000,000	19,625,021
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/02/2021	100,000,000	19,209,204
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/09/2021	100,000,000	18,912,282
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/14/2021	100,000,000	18,382,277
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/30/2021	100,000,000	18,165,059
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/28/2021	100,000,000	17,359,068
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/07/2021	100,000,000	17,058,478
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	12/29/2021	100,000,000	16,798,655
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/16/2021	100,000,000	16,704,234
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/11/2022	100,000,000	16,418,484
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/23/2021	100,000,000	16,339,476
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	12/22/2021	100,000,000	16,249,338
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2021	100,000,000	15,972,347
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/30/2021	100,000,000	15,705,312
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/25/2022	100,000,000	14,759,839
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/27/2022	100,000,000	14,595,672
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	02/15/2022	100,000,000	12,124,670

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/15/2022	100,000,000	$11,653,701
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/26/2021	35,000,000	11,010,688
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	11/17/2021	50,000,000	11,000,520
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/22/2022	100,000,000	10,751,637
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	04/20/2022	100,000,000	10,131,421
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	03/30/2022	100,000,000	9,852,665
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/05/2022	100,000,000	9,596,829
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/24/2022	100,000,000	9,108,911
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/27/2021	50,000,000	8,396,711
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/05/2022	100,000,000	8,207,679
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/12/2022	100,000,000	8,037,075
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/26/2022	100,000,000	8,011,329
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	04/07/2022	100,000,000	7,072,210
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/19/2022	100,000,000	6,929,393
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	05/11/2022	100,000,000	5,505,530
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	06/01/2022	100,000,000	5,054,410
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/07/2022	100,000,000	4,899,211
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/26/2022	100,000,000	4,737,164
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/28/2022	100,000,000	4,626,999
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/03/2022	100,000,000	4,118,264
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/09/2022	100,000,000	3,797,243
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	05/25/2022	100,000,000	3,556,999
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/31/2022	100,000,000	3,222,200
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/14/2022	100,000,000	1,634,070
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/30/2022	100,000,000	1,494,744
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/21/2022	100,000,000	1,438,443

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/12/2022	100,000,000	$1,300,490
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	07/20/2022	100,000,000	1,176,011
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/23/2022	100,000,000	839,673
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/28/2022	50,000,000	817,035
Shiller Barclays CAPE® US Sector ER II USD Index (1)	BNP Paribas	Long	0.39%	Termination	07/06/2022	100,000,000	805,473
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/12/2021	62,000,000	548,090
Shiller Barclays CAPE® US Sector ER II USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/14/2022	100,000,000	(207,155)

							$1,535,598,308

(1)

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at June 30, 2021	Value at June 30, 2021	Change in Unrealized for the Period Ended June 30, 2021	Dividend Income Earned for the Period Ended June 30, 2021	Net Realized Gain (Loss) for the Period Ended June 30, 2021
DoubleLine Ultra Short Bond Fund (Class I)	$199,949,999	$—	$—	19,895,522	$200,148,954	$198,955	$101,224	$—

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.